Trade and other payables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2024	December 31, 2023
Trade accounts payable	$12,300	$13,724
Compensation payable	17,111	19,235
Other liabilities	5,579	5,628
Taxes payable	647	1,109
	$35,637	$39,696